Financial Instruments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Financial Instruments [Abstract]
Percentage difference between carrying value and fair market value of fixed interest long-term debt	5.00%
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 33,890
Fair Market Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 32,332